UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22180

Meyers Capital Investments Trust

 (Exact Name of Registrant as Specified in Charter)

2695 Sandover Road

Columbus, OH 43220

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (614) 442-0384

Frank B. Meyers

2695 Sandover Road

Columbus, OH 43220

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: May 31

Date of reporting period: November 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOVEMBER 30, 2015

(UNAUDITED)

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

           PORTFOLIO ANALYSIS

             NOVEMBER 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the schedule of investments.

Healthcare
13.40%
Industrials
13.24%
Materials
1.60%
Real Estate
1.77%
Technology
12.78%
Cash Equivalent
1.95%
Basic Materials
3.59%
Consumer
0.80%
Consumer Cyclical
12.55%
Consumer Defensive
10.33%
Financial Services
27.99%

Sectors are categorized using Morningstar® classifications.

	Meyers Capital Aggressive Growth Fund
	Schedule of Investments
	November 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 97.59%

Agriculture Production-Livestock & Animal Specialties - 4.81%
2,500	Cal-Maine Foods, Inc.	$ 136,275

Air Transportation, Scheduled - 0.77%
600	Hawaiian Holding, Inc. *	21,720

Concrete Products, Except Block & Brick - 1.08%
1,600	Headwaters, Inc. *	30,672

Construction Special Trade Contractors - 1.07%
1,000	TopBuild Corp. *	30,460

Deep Sea Foreign Transportation of Freight - 4.55%
6,500	Ardmore Shipping Corp. (Bermuda)	81,380
5,500	Scorpio Tankers, Inc. (Monaco)	47,575
		128,955
Electromedical & Electrotherapeutic Apparatus - 0.43%
400	Zeltiq Aesthetics, Inc. *	12,152

Finance Services - 2.51%
1,500	Blackhawk Network Holdings, Inc. Class A *	71,025

Fire, Marine & Casualty Insurance - 8.18%
9,000	Heritage Insurance Holdings, Inc. *	202,140
1,500	Universal Insurance Holdings, Inc.	29,625
		231,765
Food & Kindred Products - 5.48%
15,500	Amira Nature Foods Ltd. (United Arab Emirates) *	155,310

Footwear - 3.20%
3,000	Skechers USA, Inc. Class A *	90,600

General Building Contractors - Residential Buildings - 1.41%
1,600	Installed Building Products, Inc. *	40,096

Glass Products, Made of Purchased Glass - 1.59%
900	Apogee Enterprises, Inc.	45,198

Insurance Agents Brokers & Services - 10.94%
21,266	Patriot National, Inc. *	310,058

Loan Brokers - 1.80%
500	Lending Tree, Inc. *	50,940

Metal Forging & Stamping - 2.44%
10,073	Shiloh Industries, Inc. *	69,202

Motor Vehicle Parts & Accessories - 0.79%
1,000	Metaldyne Performance Group, Inc.	22,520

Operative Builders - 2.61%
1,500	LGI Homes, Inc. *	49,890
1,000	WCI Communities, Inc. *	24,210
		74,100
Pharmaceutical Preparations - 3.54%
300	ANI Pharmaceuticals, Inc. *	13,146
200	BioSpecifics Technologies Corp. *	9,690
400	Cambrex Corp. *	21,452
2,600	Horizon Pharma Plc. (Ireland) *	55,978
		100,266
Plastics Products - 0.25%
500	Core Molding Technologies, Inc. *	7,125

Railroad Equipment - 1.19%
1,000	Greenbrier Companies, Inc.	33,880

Retail-Apparel & Accessory Stores - 0.29%
500	Express, Inc. *	8,370

Retail-Auto Dealers & Gasoline Stations - 0.86%
300	Group 1 Automotive, Inc.	24,366

Retail-Catalog & Mail-Order Houses - 0.67%
500	Wayfair, Inc. Class A *	18,955

Retail-Eating Places - 2.16%
1,800	Zoe's Kitchen, Inc. *	61,236

Retail-Family Clothing Stores - 1.10%
2000	American Eagle Outfitters, Inc.	31,140

Retail-Furniture Stores - 1.58%
500	Restoration Hardware Holdings, Inc. *	44,935

Semiconductors & Related Devices - 6.55%
2,000	Ambarella, Inc. *	125,620
2,000	Applied Optoelectronics, Inc. *	37,500
500	Maxlinear, Inc. Class A *	8,750
700	SolarEdge Technologies, Inc. (Israel) *	13,741
		185,611
Services-Business Services, NEC - 2.33%
2,000	HealthEquity, Inc. *	66,000

Services-Commercial Physical & Biological Research - 2.15%
1,000	INC Research Holdings, Inc. Class A *	47,300
300	PRA Health Sciences, Inc. *	13,584
		60,884
Services-Help Supply Services - 3.67%
5,700	Cross Country Healthcare, Inc. *	104,025

Services-Membership Sports & Recreation Clubs - 0.45%
800	Planet Fitness, Inc. Class A *	12,648

Services-Prepackaged Software - 3.84%
2,500	Paycom Software, Inc. *	109,000

Services-Specialty Outpatient Facilities, Nec - 2.08%
1,000	AAC Holdings, Inc. *	24,540
500	Acadia Healthcare Co. *	34,505
		59,045
State Commercial Banks - 0.52%
500	Enterprise Financial Services Corp.	14,650

Surety Insurance - 3.92%
4,500	Essent Group Ltd. (Bermuda) *	111,240

Surgical & Medical Instruments & Apparatus - 5.14%
400	ABIOMED, Inc. *	32,628
800	ICU Medical, Inc. *	90,752
600	IRadimed Corp. *	18,606
400	MiMedx Group, Inc. *	3,584
		145,570
Transportation Services - 1.08%
1,000	XPO Logistics, Inc. *	30,500

Wholesale-Durable Goods - 0.56%
500	HD Supply Holdings, Inc. *	15,815

TOTAL FOR COMMON STOCKS (Cost $2,779,188) - 97.59%		2,766,309

SHORT-TERM INVESTMENTS - 1.94%
54,931	Huntington Money Market IV 0.03% **	54,931
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $54,931) - 1.94%		54,931

TOTAL INVESTMENTS (Cost $2,834,119) *** - 99.53%		2,821,240

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.47%		13,216

NET ASSETS - 100.00%		$ 2,834,456

* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at November 30, 2015.
*** Represents cost for financial reporting purposes. The Aggregate cost for federal tax purposes is
$2,834,119 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation $ 193,237
Unrealized Depreciation $(206,116)
Net Unrealized Depreciation $(12,879)
ADR - American depositary receipt.
The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statement of Assets and Liabilities
November 30, 2015 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,834,119)	$ 2,821,240
Receivables:
Dividends and Interest	1,450
Securities Sold	45,038
Total Assets	2,867,728
Liabilities:
Payables:
Due to Advisor	3,022
Securities Purchased	30,250
Total Liabilities	33,272

Net Assets	$ 2,834,456

Net Assets Consist of:
Paid-In Capital	$ 3,351,006
Net Investment Loss	(25,425)
Accumulated Realized Loss on Investments	(478,246)
Unrealized Depreciation in Value of Investments	(12,879)
Net Assets, for 412,296 Shares Outstanding	$ 2,834,456
(Unlimited number of shares authorized without par value)

Net Asset Value Per Share and Offering Price	$ 6.87

Minimum Redemption Price Per Share * (Note 5)	$ 6.80

* The Fund will impose a 1.00% redemption fee on shares redeemed less than one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statement of Operations
For the six months ended November 30, 2015 (Unaudited)

Investment Income:
Dividends	$ 8,609
Interest	23
Total Investment Income	8,632

Expenses:
Advisory Fees (Note 4)	30,091
Total Expenses	30,091
Fees Waived/Reimbursed by the Advisor (Note 4)	(9,660)
Net Expenses	20,431

Net Investment Loss	(11,799)

Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(154,063)
Net Change in Unrealized Depreciation on Investments	(308,010)
Realized and Unrealized Loss on Investments	(462,073)

Net Decrease in Net Assets Resulting from Operations	$ (473,872)

The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	11/30/2015	5/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (11,799)	$ (44,615)
Net Realized Loss on Investments	(154,063)	(165,052)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(308,010)	17,384
Net Decrease in Net Assets Resulting from Operations	(473,872)	(192,283)

Distributions to Shareholders:
Return of Capital	-	(506,588)
Realized Gains	-	(225,070)
Total Dividends and Distributions Paid to Shareholders	-	(731,658)

Capital Share Transactions (Note 5)	(89,193)	631,358

Total Decrease in Net Assets	(563,065)	(292,583)

Net Assets:
Beginning of Period	3,397,521	3,690,104

End of Period (Including Undistributed Net Investment Income (Loss) of $(25,425) and $0, respectively)	$ 2,834,456	$ 3,397,521

The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	11/30/2015		5/31/2015	5/31/2014	5/31/2013	5/31/2012	5/31/2011

Net Asset Value, at Beginning of Year	$ 8.01		$ 11.06	$ 10.13	$ 8.70	$ 10.29	$ 7.69

Income From Investment Operations:
Net Investment Loss *	(0.03)		(0.12)	(0.17)	(0.11)	(0.10)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.11)		(0.73)	4.43	1.54	(1.49)	2.65
Total from Investment Operations	(1.14)		(0.85)	4.26	1.43	(1.59)	2.61

Distributions:
Return of Capital	-		(1.53)	-	-	-	-
Net Investment Income	-		-	-	-	-	(0.01)
Net Realized Gain	-		(0.67)	(3.33)	-	-	-
Total from Distributions	-		(2.20)	(3.33)	-	-	(0.01)

Net Asset Value, at End of Year	$ 6.87		$ 8.01	$ 11.06	$ 10.13	$ 8.70	$ 10.29

Total Return **	(14.23)%	(b)	(4.80)%	44.56%	16.44%	(15.45)%	33.99%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,834		$ 3,398	$ 3,690	$ 2,924	$ 2,803	$ 3,544
Before Waivers
Ratio of Expenses to Average Net Assets	1.90%	(a)	1.90%	1.90%	1.90%	1.90%	2.18%
Ratio of Net Investment Loss to Average Net Assets	(1.36)%	(a)	(1.51)%	(1.54)%	(1.23)%	(1.01)%	(1.39)%
After Waivers
Ratio of Expenses to Average Net Assets	1.29%	(a)	1.71%	1.90%	1.90%	1.90%	1.23%
Ratio of Net Investment Loss to Average Net Assets	(0.75)%	(a)	(1.31)%	(1.54)%	(1.23)%	(1.01)%	(0.43)%
Portfolio Turnover	227.86%	(b)	574.59%	752.40%	420.17%	315.50%	442.59%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 31, 2015 (UNAUDITED)

Note 1. Organization

The Meyers Capital Aggressive Growth Fund (the “Fund”) is the sole series of the Meyers Capital Investments Trust (the “Trust”), a non-diversified, open-end investment company, registered with the Securities and Exchange Commission.  The Trust was organized on January 7, 2008, under the laws of Ohio by an Agreement and Declaration of Trust.  The Fund commenced investment operations on September 2, 2008.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.  The investment advisor to the Fund is Meyers Capital Management Group, LLC (the “Advisor”).  The Fund seeks to achieve long-term appreciation in the value of its shares.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. Money market funds are valued at their net asset value of $1.00 per share.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

The Fund recognizes tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2012-2014, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities.  As of and during the year ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions are recorded on the ex-dividend date.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 31, 2015 (UNAUDITED)

Use of Estimates- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Note 3. Fair Value

GAAP establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. It applies to fair value measurements already required or permitted by existing standards. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy under GAAP are described as follows:

Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Fund has the ability to access.

Level 2 – Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in inactive markets. Level 2 inputs include those other than quoted prices that are observable for the asset or liability and that are derived principally from, or corroborated by, observable market inputs by correlation or other means. If the asset or liability has a specified term the Level 2 inputs must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used during the past fiscal year.

Common Stocks – Valued at quoted market prices

Money Market Funds – Valued at net asset value

The preceding methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Fund believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the Fund’s assets measured at fair value on a recurring basis at November 30, 2015:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 2,766,309	-	-	$ 2,766,309
Short-Term Investments:
Huntington Money Market IV	54,931	-	-	54,931
	$ 2,821,240	-	-	$ 2,821,240

(a) Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry.

The Fund did not have any liabilities that were measured at fair value on the recurring basis at November 30, 2015.

There were no transfers into or out of Level 1 or Level 2 during the six months ended November 30, 2015. The Fund considers transfers into and out of all Levels as of the end of the reporting period.

The Fund did not hold any Level 3 assets during the six months ended November 30, 2015. The Fund did not hold any derivative instruments at any time during the six months ended November 30, 2015.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 31, 2015 (UNAUDITED)

Note 4. Investment Management Agreement

The Fund has an investment advisory agreement with Meyers Capital Management Group, LLC (the “Advisor”), under which the Advisor selects the securities and manages the investments for the Fund. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. The Advisor pays all operating expenses of the Fund, with the exception of acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any), taxes and extraordinary expenses. The Fund's advisory fee is equal to an annual fee of 1.90% of the Fund's average daily net assets.  Effective January 30, 2015, the Advisor has contractually agreed to reduce its fees in order to limit the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.29% of the Fund’s daily average net assets.  This expense limitation agreement has a term ending September 30, 2016.  For the six months ended November 30, 2015, the Advisor earned a gross fee of $30,091 from the Fund.  During the six months ended November 30, 2015, the Advisor waived $9,660 in advisory fees pursuant to the expense limitation agreement.  The Fund owed the Advisor $3,022 as of November 30, 2015.

Frank Meyers is the control person of the Advisor and also serves as a trustee/officer of the Trust. This individual receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares, with no par value.  The total paid-in capital as of November 30, 2015, was $3,351,006.  Transactions in capital were as follows:

	Six Months Ended November 30, 2015		Year Ended May 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	67	$ 550	3,928	$ 41,950
Shares reinvested	-	-	104,374	731,658
Shares redeemed	(11,752)	,(89,743)	(17,808)	(142,250)
Total increase	(11,685)	$ (89,193)	90,494	$ 631,358

Shareholders will be subject to a redemption fee on redemptions equal to 1% of the net asset value of the Fund shares redeemed within one year after their purchase.  For the six months ended November 30, 2015, there were no redemption fees collected.

Note 6. Investment Transactions

For the six months ended November 30, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $6,716,464 and $6,743,274, respectively.

Note 7. Tax Matters

As of May 31, 2015, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities were as follows:

Net Unrealized Gain Appreciation on Investments	$ 266,984
Other Accumulated Losses	(309,662)
Total Distributable Earnings	$ (42,678)

Gross unrealized appreciation on investment securities	323,455
Gross unrealized depreciation on investment securities	(56,471)
Net unrealized appreciation on investment securities	$ 266,984

Cost of investment securities, including ST investments #	$ 3,164,879

# The difference between the tax cost and book cost basis of investments is due to wash sales and the deferral of post-October losses. The Fund elected to defer for the year ending May 31, 2015, post-October losses in the amount of $309,662.

There were no distributions paid during the six months ended November 30, 2015.

On December 23, 2014, the Fund declared a distribution of $2.20478 per share of short term capital gain distribution, which was later reclassified as part return of capital ($1.526554 per share) and short-term capital gain ($.678226 per share).

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 31, 2015 (UNAUDITED)

The tax character of distributions paid during the six months ended November 30, 2015 and year ended May 31, 2015 is as follows:

	November 30, 2015	May 31, 2015
Ordinary Income	$ -	$ -
Short-term Gain	$ -	$ 225,070
Long-term Gain	$ -	$ -
Return of Capital	$ -	$ 506,588
Total	$ -	$ 731,658

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of November 30, 2015, Frank and Anita Meyers, officers and/or trustees of the Fund and the Advisor, owned approximately 84% of the Fund and may be deemed to control the Fund.

Note 9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

Meyers Capital Aggressive Growth Fund
Expense Illustration
NOVEMBER 30, 2015 (Unaudited)

Expense Example

As a shareholder of the Meyers Capital Aggressive Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, June 1, 2015 through November 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2015	November 30, 2015	June 1, 2015 to November 30, 2015

Actual	$1,000.00	$857.68	$6.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.53

* Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

TRUSTEE & OFFICER TABLE

NOVEMBER 30, 2015 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.  These Trustees each earn $500 per semi-annual period.

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Mary Lynn Hohman Address: 2676 Andover Road Columbus, Oh 43221, Year of Birth: 1962	Trustee	Indefinite/ February 12, 2010 to present	Real Estate Agent, Coldwell Banker King Thompson, April 2012 to present, Re/Max Associates Realtors, 2004 to March 2012, Columbus, OH	1	None
Frank Iafolla Year of Birth: 1945	Trustee	Indefinite/ April 2008 to present	Owner, Pro-Deck (contracting company), 1986-present	1	None

1 Unless otherwise specified, the mailing address of each Trustee is c/o Meyers Capital Investments Trust, 2695 Sandover Road, Columbus, Ohio 43220.

2 The “Fund Complex” consists of Meyers Capital Investments Trust.

The following table provides information regarding each Trustee and Officer who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee/Officer During Past 5 Years
Frank B. Meyers[2] Year of Birth: 1957	Trustee, President, Treasurer and Chief Compliance Officer	Indefinite/ January 2008 to present	President, Meyers Capital Management Group, LLC (adviser to the Trust), 2008-present; Private Investor, Self-Employed, 2001-2008	1	None
Anita E. Meyers Year of Birth: 1958	Secretary	Indefinite/ January 2008 to present	Pharmacist, Kroger Feb./2012 to present; Bioscrip, 2002 to Mar./2012	N/A	NA

1Unless otherwise specified, the address of each Trustee and officer is 2695 Sandover Road, Columbus, Ohio 43220.

2 Frank B. Meyers is considered an “Interested” Trustee as defined in the 1940 Act, because he is an officer of the Trust and the Managing Member of the Fund’s Adviser.  Frank B. Meyers and Anita E. Meyers are spouses.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2015 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request or by visiting http://meyersfunds.com.  You may call toll-free (866) 232-3837 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (866) 232-3837 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 232-3837.

Board of Trustees

Frank B. Meyers, Chairman

Frank Iafolla

Mary Lynn Hohman

Investment Adviser

Meyer Capital Management Group, LLC

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Distributor

Arbor Court Capital, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Meyers Capital Aggressive Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meyers Capital Investments Trust

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date: February 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date February 3, 2016

*Print the name and title of each signing officer under his or her signature.